Employee Benefit Plan, Master Trust (AT&T Master Trust Assets at Fair Value) (Details) - EBP-43-1301883-022 [Master Trust] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	$ 45,305,719	$ 42,649,973
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	34,518,159	31,848,071
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	7,802,816	7,151,030
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	7,768,827	7,121,340
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	33,989	29,690
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Cash and Cash Equivalents [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	42
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	42
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	42
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0
AT&T common stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,023,865	3,859,277
AT&T common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,023,865	3,859,277
AT&T common stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,023,865	3,859,277
AT&T common stock | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
AT&T common stock | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	42,365	48,445
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	42,365	48,445
Mutual funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	42,365	48,445
Mutual funds | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Mutual funds | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Self-directed brokerage accounts | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,736,544	3,243,308
Self-directed brokerage accounts | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,702,555	3,213,618
Self-directed brokerage accounts | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	33,989	29,690
Self-directed brokerage accounts | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,715,343	24,697,041
Asset Allocation Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	8,356,475	7,544,658
UNITED STATES | Total U.S. Stock Market Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,028,277	2,774,504
UNITED STATES | Large Cap U.S. Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	9,342,538	8,803,530
UNITED STATES | Small and Mid-Sized U.S. Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,043,821	3,141,256
Non-US [Member] | International Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 2,944,232	$ 2,433,093